CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 336,000,000	$ 312,000,000
Restricted cash	62,000,000	160,000,000
Accounts receivable, net	157,000,000	169,000,000
Amounts due from related parties, net	48,000,000	28,000,000
Assets held for sale -current	0	1,103,000,000
Other current assets	242,000,000	191,000,000
Total current assets	845,000,000	1,963,000,000
Non-current assets
Investments in associated companies	58,000,000	27,000,000
Drilling units	1,900,000,000	1,777,000,000
Restricted cash	70,000,000	63,000,000
Deferred tax assets	8,000,000	11,000,000
Equipment	9,000,000	11,000,000
Other non-current assets	33,000,000	27,000,000
Total non-current assets	2,078,000,000	1,916,000,000
Total assets	2,923,000,000	3,879,000,000
Current liabilities
Debt due within one year	21,000,000	0
Trade accounts payable	75,000,000	59,000,000
Liabilities associated with assets held for sale - current	0	948,000,000
Other current liabilities	241,000,000	230,000,000
Total current liabilities	337,000,000	1,237,000,000
Liabilities subject to compromise	0	6,235,000,000
Non-current liabilities
Long-term debt	947,000,000	0
Deferred tax liabilities	8,000,000	9,000,000
Other non-current liabilities	161,000,000	114,000,000
Total non-current liabilities	1,116,000,000	123,000,000
Commitments and contingencies (see Note 25)
Equity
Common shares of par value US$0.01 per share: 375,000,000 shares authorized and 49,999,998 issued at June 30, 2022 (Successor)	500,000	10,038,444
Common shares of par value US$0.10 per share: 138,880,000 shares authorized and 100,384,435 issued at December 31, 2021 (Predecessor)	500,000	10,038,444
Additional paid-in capital	1,499,000,000	3,504,000,000
Accumulated other comprehensive income/(loss)	3,000,000	(15,000,000)
Retained loss	(32,000,000)	(7,215,000,000)
Total equity/(deficit)	1,470,000,000	(3,716,000,000)
Total liabilities and equity	$ 2,923,000,000	$ 3,879,000,000